SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Intellectual Property [Member]
Gross Carrying Value	$ 1,000	$ 1,000	$ 1,000
Accumulated Amortization	750	600	400
Patents [Member]
Gross Carrying Value	14,320	14,320	10,655
Accumulated Amortization	$ 14,320	$ 14,320